Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Schedule of Property Plant and Equipment
	Land	Production facilities	Equipment	Right of use assets	Construction in progress (“CIP”)	Total
Cost
Balance at February 28, 2018	4,029	3,272	2,976	—	3,316	13,593
Additions	1,217	20,064	4,295	—	50,745	76,321
Dispositions	—	—	(17)	—	—	(17)
Balance at December 31, 2018	5,246	23,336	7,254	—	54,061	89,897
Adoption of IFRS 16	—	—	(327)	1,333	—	1,006
Acquisitions (note 5a)	15,860	21,294	247	14,648	6,360	58,409
Additions	1,517	283	3,393	687	134,183	140,063
Transfers from CIP	3,406	120,724	13,603	—	(137,733)	—
Dispositions	(31)	—	(159)	(700)	—	(890)
Foreign currency translation	608	805	10	541	1,160	3,124
Balance at December 31, 2019	26,606	166,442	24,021	16,509	58,031	291,609

Accumulated amortization
Balance at February 28, 2018	—	84	402	—	—	486
Depreciation	—	228	692	—	—	920
Balance at December 31, 2018	—	312	1,094	—	—	1,406
Adoption of IFRS 16	—	—	(100)	—	—	(100)
Depreciation	3	5,026	2,833	610	—	8,472
Impairment	—	—	—	—	162	162
Dispositions	—	—	(130)	(248)	—	(378)
Foreign currency translation	—	62	—	1	—	63
Balance at December 31, 2019	3	5,400	3,697	363	162	9,625

Net book value
Balance at December 31, 2018	5,246	23,024	6,160	—	54,061	88,491
Balance at December 31, 2019	26,603	161,042	20,324	16,146	57,869	281,984